Inventories summarized below are priced at the lower of first-in, first-out cost or net realizable value: (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Finished goods	$ 35,000	$ 22,000
Raw and processed materials	86,000	114,000
Inventories	$ 7,931,875	$ 8,696,880